WARRANT LIABILITY (Details Narrative) - Warrants [Member]	6 Months Ended
Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Risk free interest rate	1.40%
Expected dividend	0.00%
Expected life	10 days
Expected volatility	23.94%